Offerings	Aug. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0.00001 per share
Amount Registered | shares	15,384,617
Proposed Maximum Offering Price per Unit	0.2538
Maximum Aggregate Offering Price	$ 3,904,615.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 539.23
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indefinite number of Class A Ordinary Shares that may be issued and resold resulting from share splits, share dividends or such similar transactions.

Represents the Registrant's Class A Ordinary Shares issuable upon conversion or otherwise pursuant to the terms of convertible notes issued to the selling shareholder named in the Registration Statement.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the Class A Ordinary Shares issuable upon conversion or otherwise pursuant to the terms of the convertible notes is based on $0.2538, which is the average of the high and low sale prices of the Class A Ordinary Shares as of July 2, 2026, as reported on The Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0.00001 per share
Maximum Aggregate Offering Price	$ 7,809,230.58
Amount of Registration Fee	$ 1,078.46
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover an indefinite number of Class A Ordinary Shares that may be issued and resold resulting from share splits, share dividends or such similar transactions.

Represents the Registrant's Class A Ordinary Shares issuable upon conversion or otherwise pursuant to the terms of convertible notes issued to the selling shareholder named in the Registration Statement.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the Class A Ordinary Shares issuable upon conversion or otherwise pursuant to the terms of the convertible notes is based on $0.2538, which is the average of the high and low sale prices of the Class A Ordinary Shares as of July 2, 2026, as reported on The Nasdaq Capital Market.